Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0
Operating expenses:
Research and development	1,583	3,286	15,634	15,566
General and administrative	2,929	2,807	10,204	9,384
Restructuring	2,789
Loss due to asset impairment	750		4,270
Total operating expenses	8,051	6,093	30,108	24,950
Loss from operations	(8,051)	(6,093)	(30,108)	(24,950)
Other income (expense):
Interest income (expense), net	48	37	163	134
Other expense, net	(5)	(24)	(106)	(116)
Gain due to extinguishment of liability			1,540
Warrant expense			(733)
Change in fair value of warrant liability	(1,407)	(8,753)	20,601	(1,482)
Total other income (expense), net	(1,364)	(8,740)	21,465	(1,464)
Net loss	(9,415)	(14,833)	(8,643)	(26,414)
Loss attributable to common stockholders-basic			(8,522)	(22,499)
Comprehensive loss	(9,415)	(14,833)
Loss attributable to common stockholders-diluted			$ (29,123)	$ (22,499)
Net loss attributable to common stockholders-basic and diluted	$ (9,394)	$ (14,370)
Loss per common share-basic			$ (0.23)	$ (0.99)
Net loss per common share-basic and diluted	$ (0.12)	$ (0.52)
Loss per common share-diluted			$ (0.79)	$ (0.99)
Weighted-average shares used to compute net loss per common share-basic and diluted	80,484,113	27,670,118
Weighted-average shares used to compute loss per common share-basic			36,398,450	22,669,819
Weighted-average shares used to compute loss per common share-diluted			37,090,197	22,669,819